Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Property and equipment
5.	Property and equipment

	Building	Security equipment	Motor vehicle	Renovation	Office equipment	Furniture and fittings	Total
	USD	USD	USD	USD	USD	USD	USD
Cost
At December 31, 2022	2,805,806	661,277	404,413	398,665	199,639	43,971	4,513,771
Additions	-	36,582	137,476	-	21,852	3,034	198,944
Written off	-	-	(39,306)	-	-	-	(39,306)
Disposals	-	-	(38,314)	-	-	-	(38,314)
Currency translation adjustments	76,038	22,055	6,188	7,542	2,864	832	115,519
At December 31, 2023	2,881,844	719,914	470,457	406,207	224,355	47,837	4,750,614
Additions	-	988,816	6,800	2,532	54,336	-	1,052,484
Currency translation adjustments	(88,344)	(22,069)	(12,651)	(12,453)	(6,025)	(1,466)	(143,008)
At December 31, 2024	2,793,500	1,686,661	464,606	396,286	272,666	46,371	5,660,090
	Building	Security equipment	Motor vehicle	Renovation	Office equipment	Furniture and fittings	Total
	USD	USD	USD	USD	USD	USD	USD

Accumulated Depreciation
As December 31, 2022	147,167	547,101	382,130	357,192	166,861	42,089	1,642,540
Depreciation	56,666	28,537	35,028	37,550	28,725	2,464	188,970
Written off	-	-	(30,135)	-	-	-	(30,135)
Disposal	-	-	(28,096)	-	-	-	(28,096)
Currency translation adjustments	26,715	33,757	(1,805)	7,401	6,012	842	72,922
As December 31, 2023	230,548	609,395	357,122	402,143	201,598	45,395	1,846,201
Depreciation	56,817	16,438	42,282	4,006	29,355	997	149,895
Currency translation adjustments	(8,017)	(18,956)	(4,410)	(12,395)	(11,625)	(1,410)	(56,813)
As December 31, 2024	279,348	606,877	394,994	393,754	219,328	44,982	1,939,283

Net book value
At December 31, 2022	2,658,639	114,176	22,283	41,473	32,778	1,882	2,871,231
At December 31, 2023	2,651,296	110,519	113,335	4,064	22,757	2,442	2,904,413
At December 31, 2024	2,514,152	1,079,784	69,612	2,532	53,338	1,389	3,720,807

As at December 31, 2024, 2023 and 2022, the Group’s building with carrying amount of USD 2,514,152, USD 2,651,297 and USD 2,658,639 are mortgaged to secure the Group’s debt and certain credit facilities granted from banks.

As at December 31, 2024, the carrying value of security equipment held under finance lease obligation as at December 31, 2024 is USD 240,700 (2023: USD 98,047 and 2022: USD Nil) The leased asset is pledged as security for the related finance lease liability.

As at December 31, 2024, the Group has security equipment with a carrying amount of USD 964,301 that are currently not available for use. Accordingly, these assets are not subject to depreciation during the financial year. Management will continue to assess the status and future use of these assets on a regular basis.

There was no impairment of fixed assets recorded for the years ended December 31, 2024, 2023 and 2022.